SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

The Financial Industry Regulatory Authority, Inc. (“FINRA”) Staff determined that certain securities previously received by each of Univest Securities, LLC (“Univest”) and Bradley Richmond, a registered representative of Univest, in connection with the following transactions with the Company constituted underwriting compensation in connection with the Company’s anticipated public offering pursuant to FINRA Rule 5110, based on the FINRA Staff’s interpretation of such rule: (a) the Company’s Units Private Placement conducted between May 2021 and August 2022, (b) the My Health Logic acquisition, (c) a consulting agreement that the Company entered into with Mr. Richmond in September 2020, and (d) a stock option exercisable for 18,249 shares of common stock received by Mr. Richmond from one of the Company’s former executives in March 2022. Consequently, each of Univest and Mr. Richmond, pursuant to a letter agreement entered into with the Company (the “October 2022 Letter Agreement”), agreed to forego their applicable rights to an aggregate of 111,091 shares of common stock beneficially owned by them collectively (including shares of common stock and shares of common stock issuable upon exercise and conversion, as applicable, of warrants, convertible notes and a stock option), which were issued pursuant to the transactions listed above. Pursuant to the October 2022 Letter Agreement, the parties thereto agreed that the cancellation or disposal of the aforementioned securities shall be without recourse by either Univest or Mr. Richmond. Each of Univest and Mr. Richmond strongly disagrees with the FINRA Staff’s interpretation and application of FINRA Rule 5110 to the securities described in the October 2022 Letter Agreement.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of Marizyme, Inc.:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Marizyme, Inc. (the “Company”) as of December 31, 2021 and 2020, and the related consolidated statements of operations, changes in stockholders’ equity, and cash flows, for the years then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1 to the consolidated financial statements, the Company has suffered recurring losses from operations, has experienced cash used from operations in excess of its current cash position, and has an accumulated deficit, that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Our opinion is not modified with respect to this matter.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that: (1) relates to accounts or disclosures that are material to the consolidated financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Business Combination Accounting - DuraGraft

Critical Audit Matter Description

As described in Note 2 to the consolidated financial statements, in 2021, the Company finalized its purchase price allocation related to the 2020 acquisition of DuraGraft including the total purchase consideration of $23.6 million. The total purchase consideration includes the estimated fair value of contingent consideration totaling $9.6 million, which DuraGraft’s former security holders may receive, subject to the acquired business’s achievement of certain revenue targets and achievement of certain FDA milestones within its development stage in the future. We identified the evaluation of the acquisition date fair value measurement of the contingent consideration as a critical audit matter. There was a high degree of complex auditor judgment in evaluating the key assumptions used to estimate the fair value of the contingent consideration. In particular, the fair value measurement was sensitive to the significant assumptions underlying the estimated amount of future sales of the acquired products. Management utilized its expertise within the industry, including commercial dynamics, trends and utilization, as well as knowledge of clinical development and regulatory approval processes to determine certain of these assumptions. Valuation professionals with specialized skills and knowledge were needed to assist in performing certain fair value calculations. At December 31, 2021, the Company increased its contingent consideration liabilities to $11.3 million utilizing a consistent valuation methodology with the initial fair value.

The DuraGraft acquisition was accounted for as a business combination and the identifiable assets acquired and liabilities assumed were recorded at their fair values as of the acquisition date. The acquisition date fair values for the identifiable intangible assets are $18.1 million. We identified the evaluation of the acquisition date fair value measurement of certain intangible assets, including customer relationships, market-related, patents, and in-process research and development as a critical audit matter. There was a high degree of complex auditor judgment in evaluating the key assumptions used to estimate the fair value of certain intangible assets. Specifically, key assumptions included the forecasted revenue growth rates. Valuation professionals with specialized skills and knowledge were needed to assist in performing certain fair value calculations.

How the Critical Matter was Addressed in the Audit

To test the estimated fair value of contingent consideration liabilities at the acquisition date and year end, our audit procedures included inspecting the terms of the executed agreement, assessing the Monte Carlo simulation model used and testing the key contractual inputs and significant assumptions discussed above. We evaluated the assumptions and judgments considering observable industry and economic trends and standards, external data sources and regulatory factors. Estimated amounts of future revenues were evaluated for reasonableness in relation to internal and external analyses, clinical development progress and timelines, probability of success benchmarks, and regulatory notices. Our procedures included evaluating the data sources used by management in determining its assumptions and, where necessary, included an evaluation of available information that either corroborated or contradicted management’s conclusions. We also assessed the professional competence, experience, and objectivity of the Company’s external valuation specialist. We involved a valuation specialist to assess the Company’s Monte Carlo simulation model and to perform corroborative fair value calculations.

To test the fair value of the Company’s purchase price allocation and corresponding intangible assets, our audit procedures included evaluating the Company’s valuation model, the method and significant assumptions used and testing the completeness and accuracy of the underlying data supporting the significant assumptions and estimates. We evaluated the forecasted revenues and corresponding gross margins assigned to these intangible assets and compared to relevant industry data as well as management’s assumptions utilized. We reconciled the discount rates to the projected internal rate of return for the acquisition and compared the royalty rates to industry data. We also assessed the professional competence, experience, and objectivity of the Company’s external valuation specialist. We involved our valuation specialists to assist with our evaluation of the valuation model and certain significant assumptions as well as the performance of a parallel calculation.

Business Combination Accounting - My Health Logic Inc.

Critical Audit Matter Description

As described in Note 2 to the consolidated financial statements, On December 22, 2021, the Company completed its acquisition of My Health Logic Inc. (“MHL”) for total consideration of 306,740 common shares, as disclosed in Note 2 to the consolidated financial statements. The acquisition is accounted for as a business combination and the Company allocated $6,600,000 of the purchase price to the fair value of intangible assets including trade names, biotechnology and software. The Company is in the process of finalizing the estimated values of all assets acquired and liabilities assumed including finalizing certain intangible assets and the determination of certain tax basis balances; therefore, the allocation of the purchase price is preliminary and subject to revision as of December 31, 2021.

Auditing management’s preliminary allocation of purchase price for its acquisition of MHL involved especially subjective and complex judgements due to the significant estimation required in determining the fair value and allocation of intangible assets. The significant estimation was primarily due to the complexity of the valuation models used to measure that fair value as well as the sensitivity of the respective fair values to the underlying significant assumptions. The significant assumptions used to estimate the fair value of the intangible assets and subsequent amortization expense included forecasted revenues, discount rates, and economic lives. These significant assumptions are forward-looking and could be affected by future economic and market conditions.

How the Critical Matter Was Addressed in the Audit

The following are the primary procedures we performed to address this critical audit matter. To test the fair value of the Company’s purchase price allocation and corresponding intangible assets, our audit procedures included evaluating the Company’s valuation model, the method and significant assumptions used and testing the completeness and accuracy of the underlying data supporting the significant assumptions and estimates. We reconciled the discount rates to the projected internal rate of return for the acquisition and compared the royalty rates to industry data. We also assessed the professional competence, experience, and objectivity of the Company’s external valuation specialist. We involved our valuation specialists to assist with our evaluation of the valuation model and certain significant assumptions as well as the performance of a parallel calculation.

WithumSmith+Brown, PC

We have served as the Company’s auditor since 2020.

Whippany, New Jersey

March 31, 2022, except for the effects of the reverse stock split described in Note 12, as to which the date is February   , 2023

PCAOB ID Number 100

The foregoing report is in the form that will be signed upon the completion of the reverse stock split described in Note 12 to the consolidated financial statements.

/s/ WithumSmith+Brown, PC

Whippany, New Jersey

March 31, 2022

MARIZYME, INC.

Consolidated Balance Sheets

	December 31, 2021	December 31, 2020
ASSETS:
Current
Cash	$4,072,339	$2,902,762
Accounts receivable	8,650	40,585
Other receivables	41,307	-
Prepaid expense	257,169	106,390
Inventory	22,353	56,340
Total current assets	4,401,818	3,106,077
Non-current
Property, plant and equipment, net	12,817	7,122
Operating lease right-of-use assets, net	1,158,776	1,317,830
Intangible assets, net	52,866,192	42,278,211
Prepaid royalties, non-current	339,091	344,321
Deposits	30,000	30,000
Goodwill	7,190,656	-
Total non-current assets	61,597,532	43,977,484
Total assets	$65,999,350	$47,083,561

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current
Accounts payable and accrued expenses	$1,596,147	$478,103
Note payable	127,798	-
Due to related parties	1,132,634	-
Operating lease obligations	277,142	243,292
Total current liabilities	3,133,721	721,395
Non-current
Operating lease obligations, net of current portion	881,634	1,074,538
Notes payable, net of current portion	469,252	-
Convertible notes	26,065	-
Derivative liabilities	2,485,346	-
Contingent liabilities	11,313,000	-
Total non-current liabilities	15,175,297	1,074,538
Total liabilities	$18,309,018	$1,795,933

Commitments and contingencies (Note 9)	-	-

Stockholders’ equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and 2020	-	-
Common stock, par value $0.001, 20,000,000 shares authorized, issued and outstanding shares - 2,702,070 and 2,395,330 at December 31, 2021 and 2020 respectively	2,702	2,395
Additional paid-in capital	95,511,193	82,110,867
Accumulated deficit	(47,823,563)	(36,825,634)
Total stockholders’ equity	47,690,332	45,287,628
Total liabilities and stockholders’ equity	$65,999,350	$47,083,561

The accompanying notes are an integral part of these consolidated financial statements.

MARIZYME, INC.

Consolidated Statements of Operations

	Years ended December 31,
	2021	2020

Revenue	$210,279	$197,136

Operating expenses:
Direct costs of revenue	80,354	58,292
Professional fees (includes related party amounts of $410,400, and $180,000, respectively)	2,269,756	1,153,731
Salary expenses	2,887,309	915,210
Research and development	1,681,899	687,734
Stock-based compensation	898,444	1,833,292
Depreciation and amortization	43,871	591,458
Other general and administrative expenses	1,170,029	757,022
Total operating expenses	9,031,662	5,996,739
Total operating loss	$(8,821,383)	$(5,799,603)

Other expense
Interest and accretion expenses	(126,024)	(45,450)
Change in fair value of contingent liabilities	(1,387,000)	-
Loss on debt extinguishment	(663,522)	-
Total other expense	(2,176,546)	(45,450)

Net loss	$(10,997,929)	$(5,845,053)

Loss per share - basic and diluted	$(4.58)	$(3.31)

Weighted average number of shares of common stock outstanding - basic and diluted	2,402,893	1,767,484

The accompanying notes are an integral part of these consolidated financial statements.

MARIZYME, INC.

Consolidated Statements of Stockholders’ Equity

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders’
	Shares	Amount	Capital	Deficit	Equity

Balance, December 31, 2019	1,324,041	$1,324	$59,322,129	$(30,980,581)	$28,342,872
Common shares issued in lieu of payables	16,940	17	261,436	-	261,453
Common stock issued for services	14,335	14	237,486	-	237,500
Sale of common stock	373,347	373	6,274,791	-	6,275,164
Issuance of common stock for acquisition	666,667	667	12,499,333	-	12,500,000
Issuance of warrants for acquisition	-	-	1,932,300	-	1,932,300
Issuance of warrants for services	-	-	253,749	-	253,749
Stock-based compensation	-	-	1,329,643	-	1,329,643
Net loss	-	-	-	(5,845,053)	(5,845,053)
Balance, December 31, 2020	2,395,330	$2,395	$82,110,867	$(36,825,634)	$45,287,628
Warrants issued for acquisition	-	-	(732,300)	-	(732,300)
Issuance of common stock for acquisition	306,740	307	7,773,693	-	7,774,000
Warrants issued	-	-	5,493,821	-	5,493,821
Stock-based compensation expense	-	-	865,112	-	865,112
Net loss	-	-	-	(10,997,929)	(10,997,929)
Balance, December 31, 2021	2,702,070	$2,702	$95,511,193	$(47,823,563)	$47,690,332

The accompanying notes are an integral part of these consolidated financial statements.

MARIZYME, INC.

Consolidated Statements of Cash Flows

	Years Ended December 31,
	2021	2020

Cash flows from operating activities:
Net loss	$(10,997,929)	$(5,845,053)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	43,871	591,459
Stock-based compensation	865,112	1,329,643
Stock-based compensation - restricted common stock	33,332	-
Interest and accretion on convertible notes	126,024	-
Issuance of common stock for services	-	237,500
Issuance of warrants for services	368,287	253,749
Change in fair value of contingent liabilities	1,387,000	-
Loss on debt extinguishment	663,522	-
Change in operating assets and liabilities:
Accounts receivable	36,298	(40,585)
Prepaid expense	(184,112)	307,983
Inventory	33,987	127,129
Deposits	-	(30,000)
Accounts payable and accrued expenses	968,788	(155,661)
Due to related parties	868,725	-
Net cash used in operating activities	(5,787,095)	(3,223,836)

Cash flows used in investing activities:
Purchase of intangible assets	-	(148,656)
Net cash used in investing activities	-	(148,656)

Cash flows from financing activities:
Proceeds from promissory notes	263,907	-
Proceeds from financing, net of issuance costs	6,692,765	-
Shares issued for cash, net of offering costs	-	6,275,164
Net cash provided by financing activities	6,956,672	6,275,164

Net change in cash	1,169,577	2,902,672

Cash at beginning of year	2,902,762	90

Cash at end of year	$4,072,339	$2,902,762

Supplemental disclosure of cash flow information:
Cash paid for interest	$-	$45,449
Cash paid for taxes	$-	$-

Non-cash investing and financing activities:
Derivative liabilities and debt discount issued in connection with convertible notes	$2,485,346	$-
Warrants and debt discount issued in connection with convertible notes	$5,125,534	$-
Contingent liabilities	$9,926,000	$-
Issuance of common stock in lieu of payables	$-	$261,453
Issuance of common stock in connection with business combination	$7,774,000	$12,500,000
Notes payable assumed in connection with business combination	$468,137	$-
Issuance of warrants in connection with business combination	$-	$1,932,300
Initial adoption of ROU asset and lease liability	$-	$1,317,830

The accompanying notes are an integral part of these consolidated financial statements.

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021

11. Subsequent Events

We evaluated subsequent events through the date on which the consolidated financial statements were issued and except as noted below, no events require recognition or disclosure.

Subsequent to the year ended December 31, 2021, we conducted the following additional closings of our units private placement in which we accepted the indicated non-cash forms of consideration in exchange for units in the private placement:

●	On January 13, 2022, we issued to a consultant 1,523 units at a price of $26.25 per unit in exchange for their services. The units consist of Convertible Notes in the aggregate principal amount of $40,000 and Class C warrants for the purchase of 3,047 shares of our common stock.

●	On January 24, 2022, we issued to two unrelated investors a total of 10,615 units at a price of $26.25 per unit in exchange for the assumption, cancellation, and conversion of principal notes of our subsidiary My Health Logic. The units consist of Convertible Notes in the aggregate principal amount of $278,678 and Class C warrants for the purchase of 21,231 shares of our common stock.

●	On January 24, 2022, we issued to the representative and its designee, Bradley Richmond, our former licensing and market advisor and former Acting Vice President of Finance, a total of 11,428 units at a price of $26.25 per unit in exchange for services provided to us in connection with our acquisition of My Health Logic. The units consist of Convertible Notes in the aggregate principal amount of $300,000 and Class C warrants for the purchase of 22,856 shares of our common stock.

●	On January 26 and February 14, 2022, in exchange for services of Mr. Richmond, we granted to him 20,000 warrants to purchase an aggregate 20,000 shares of our common stock at an exercise price of $0.15 per share. On March 15, 2022, Mr. Richmond exercised 20,000 of warrants issued to him subsequently to the year end, upon which Marizyme issued to Mr. Richmond 20,000 shares of common stock.